Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Cash Flow from Operating Activities:
Net income	$ 436,826	$ 409,331	$ 446,163
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	214,885	211,791	174,795
Equity-based compensation expense	44,539	42,700	44,560
Deferred income taxes	6,551	(2,315)	(26,887)
Excess tax benefit from equity-based compensation	(4,666)	(6,913)	(5,949)
Loss from short-term interest-bearing investments	9	407	476
Net changes in operating assets and liabilities, net of amounts acquired:
Accounts receivable, net	(41,075)	(70,859)	39,829
Prepaid expenses and other current assets	11,002	(11,164)	22,690
Other noncurrent assets	(52,667)	2,587	7,406
Accounts payable, accrued expenses and accrued personnel	72,049	59,982	63,894
Deferred revenue	(50,230)	(49,828)	2,434
Income taxes payable, net	(15,145)	10,112	23,474
Other noncurrent liabilities	14,034	24,403	(20,263)
Net cash provided by operating activities	636,112	620,234	772,622
Cash Flow from Investing Activities:
Payments for purchase of equipment and leasehold improvements, net	(133,392)	(130,086)	(120,503)
Proceeds from sale of short-term interest-bearing investments	278,066	361,960	252,818
Purchase of short-term interest-bearing investments	(281,983)	(370,742)	(250,184)
Net cash paid for acquisitions	(18,064)	(283,450)	(263,193)
Other	(29,940)	(18,533)	1,408
Net cash used in investing activities	(185,313)	(440,851)	(379,654)
Cash Flow from Financing Activities:
Borrowings under financing arrangements	200,000	200,000	220,000
Payments under financing arrangements	(400,000)	(220,000)	(210,000)
Repurchase of shares	(340,597)	(413,422)	(454,020)
Proceeds from employee stock option exercises	87,586	89,600	78,206
Payments of dividends	(121,503)	(109,304)	(100,790)
Excess tax benefit from equity-based compensation and other	4,666	6,830	5,940
Net cash used in financing activities	(569,848)	(446,296)	(460,664)
Net (decrease) increase in cash and cash equivalents	(119,049)	(266,913)	(67,696)
Cash and cash equivalents at beginning of year	768,660	1,035,573	1,103,269
Cash and cash equivalents at end of year	649,611	768,660	1,035,573
Cash paid for:
Income taxes, net of refunds	67,544	50,407	51,141
Interest	$ 1,145	$ 576	$ 548